Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,704	¥ 11,084	¥ 10,898
Restricted cash	39	252	318
Short-term investments	13,738	89,381	71,196
Other invested securities	2,820	18,350	7,748
Accounts receivable, net of allowance of RMB177 and RMB316 (US$48) for 2016 and 2017, respectively	703	4,571	4,109
Loans and interest receivable, current portion net of allowances of RMB49 and RMB660 (US$101) for 2016 and 2017, respectively	3,679	23,938	1,800
Amounts due from related parties	26	168	346
Other current assets, net	526	3,425	3,345
Total current assets	23,235	151,169	99,760
Non-current assets:
Fixed assets, net	1,917	12,475	11,294
Intangible assets, net	840	5,467	3,872
Goodwill	2,429	15,806	15,342
Long-term investments, net	8,651	56,283	45,690
Deferred tax assets, net	235	1,532	1,100
Loans and interest receivable, non-current portion net of allowances of RMB69 and RMB104 (US$16) for 2016 and 2017, respectively	533	3,467	2,709
Amounts due from related parties	1	9	11
Other non-current assets	848	5,520	2,219
Total non-current assets	15,454	100,559	82,237
Total assets	38,689	251,728	181,997
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB20,915 and RMB18,775 (US$2,886) as of December 31, 2016 and 2017, respectively):
Short-term loans	191	1,244	1,115
Accounts payable and accrued liabilities	4,229	27,523	21,630
Amounts due to the third-party investors	5,915	38,486	7,025
Customer advances and deposits	1,043	6,785	6,032
Deferred revenue	121	788	596
Deferred income	87	568	566
Long-term loans, current portion	2	10	3,468
Notes payable, current portion	999	6,500	5,203
Amounts due to related parties	24	153	459
Capital lease obligation	0	0	8
Total current liabilities	12,611	82,057	46,102
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,107 and RMB5,151 (US$792) as of December 31, 2016 and 2017, respectively):
Deferred income	11	73	28
Long-term loans	1,030	6,701	6,822
Notes payable	4,474	29,111	27,648
Deferred tax liabilities	519	3,375	3,589
Other non-current liabilities	6	39	65
Total non-current liabilities	6,040	39,299	38,152
Total liabilities	18,651	121,356	84,254
Commitments and contingencies
Redeemable noncontrolling interests	1,694	11,022	5,492
Equity
Additional paid-in capital	1,858	12,088	8,323
Retained earnings	15,728	102,328	85,734
Accumulated other comprehensive (loss) income	143	930	(1,783)
Total Baidu, Inc. shareholders' equity	17,729	115,346	92,274
Noncontrolling interests	615	4,004	(23)
Total equity	18,344	119,350	92,251
Total liabilities, redeemable noncontrolling interests and equity	38,689	251,728	181,997
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 0	¥ 0	¥ 0